Employee Benefits - Amounts Recognized in Accumulated Other Comprehensive Income not yet Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Total	$ 3,000	$ 5,855
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	4,254	7,138	$ 7,123
Total	4,254	7,138	7,123
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	(1,254)	(1,283)	(1,218)
Total	$ (1,254)	$ (1,283)	$ (1,218)